SHAREHOLDERS' EQUITY (Details) - RUB (₽) ₽ / shares in Units, ₽ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Shareholders' equity
Number of shares repurchased	65,308,610	48,797,719	61,519,084
Maximum stock repurchase amount	₽ 21,484	₽ 16,010	₽ 15,922
Common stock
Shareholders' equity
Ordinary shares authorized	1,998,381,575	1,998,381,575	1,998,381,575	1,998,381,575
Par value (in RUB per share)	₽ 0.1	₽ 0.1
Number of shares repurchased	42,512,570	26,038,847	32,589,740
Maximum stock repurchase amount	₽ 13,981	₽ 8,525	₽ 8,472
Common stock | Sistema Finance
Shareholders' equity
Number of shares repurchased	22,796,040	22,758,872	28,929,344
Maximum stock repurchase amount	₽ 7,503	₽ 7,485	₽ 7,450
Treasury stock
Shareholders' equity
Treasury stock shares	335,757,457	271,479,406	225,547,422	167,638,899
Number of shares outstanding	1,662,624,118	1,726,902,169